Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CrossingBridge Ultra-Short Duration ETF | CrossingBridge Ultra-Short Duration ETF Class
Prospectus [Line Items]
Annual Return [Percent]	6.85%	4.72%	6.05%	2.13%